Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	664,585	624,618	496,118
Outstanding Ending balance	441,162	664,585	624,618
Outstanding Beginning balance	$ 1.21	$ 1.18	$ 1.26
Outstanding Ending balance	$ 1.15	$ 1.21	$ 1.18
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	3,836	9,081	217,746
Expired	(2,910)	(5,245)	(208,665)
Outstanding Ending balance	926	3,836	9,081
Outstanding Beginning balance	$ 5.19	$ 7.18	$ 6.06
Expired	6.51	8.63	6.01
Outstanding Ending balance	$ 1.05	$ 5.19	$ 7.18